GARDNER LEWIS INVESTMENT TRUST
________________________________________________________________________________

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
________________________________________________________________________________


                                   SUPPLEMENT
                             Dated October 12, 2004
         To the Statement of Additional Information Dated March 1, 2004


This Supplement to the Statement of Additional Information ("SAI") dated March 1, 2004 for The Chesapeake Aggressive Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o In the "Other Investment Policies" section that begins on page 2 of the SAI, the following paragraphs are being revised to read as follows:

     Foreign  Securities.  The Fund may invest up to 10% of its total  assets in foreign securities. The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include American Depository Receipts ("ADRs") or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

     Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.


o The following paragraphs are being added to the "Other Investment Policies" section that begins on page 2 of the SAI:

     Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of the total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Trustees. The Fund will not lend securities to any company affiliated with the Fund or any affiliated person as defined in the 1940 Act. Each loan of securities will be collateralized by cash, securities, or letters of credit. It is the intention of the Fund that these loans will be made for a combination of both the short term and the long term.

     While the loan is outstanding, the borrower will pay the Fund any interest and dividends paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund may be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.


o In the "Investment Limitations" section that begins on page 3 of the SAI, fundamental policy #11 should read that the Fund may not:

     "Make loans of money or securities, except that the Fund may (i) make loans of portfolio securities up to 33% of the Fund's total assets; (ii) invest in money market instruments, debt securities, or other debt instruments; and (iii) invest in repurchase agreements."




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated October 12, 2004
         To the Statement of Additional Information Dated March 1, 2004


This Supplement to the Statement of Additional Information ("SAI") dated March 1, 2004 for The Chesapeake Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o In the "Other Investment Policies" section that begins on page 2 of the SAI, the following paragraphs are being revised to read as follows:

     Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored American Depository Receipts ("ADRs"). The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include ADRs or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

     Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST
________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated October 12, 2004
         To the Statement of Additional Information Dated March 1, 2004


This Supplement to the Statement of Additional Information ("SAI") dated March 1, 2004 for The Chesapeake Core Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o In the "Other Investment Policies" section that begins on page 2 of the SAI, the following paragraphs are being revised to read as follows:

     Foreign  Securities.  The Fund may invest up to 10% of its total  assets in foreign securities. The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include American Depository Receipts ("ADRs") or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

     Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------